Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying combined carve-out statements of comprehensive (loss)/income are analyzed as follows:

	Period ended December 31,	Year ended December 31,
	2021	2022
Interest on long-term debt	$383,186	$719,105
Amortization of deferred finance charges	94,789	119,731
Other finance charges	28,037	63,736
Total	$506,012	$902,572